Segment Reporting	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has two operating segments: online education services, and technological development and operation service. Our online education segment consists of two types of online services: Online Education Cloud Service (“B2B2C”) and Online Training Service (“B2C”).

The following tables present summary information by segment for the years ended March 31, 2023, 2022 and 2021, respectively:

	For the Year Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Revenue from Online Education Service
Revenue from B2B2C Service	$10,358,996	$10,154,357	$7,601,430
Revenue from B2C Service	149,877	1,014,815	657,019
Revenue from Technological Development and Operation Service	183,740	305,176	257,112
Total	$10,692,613	$11,474,348	$8,515,561

All the Company’s revenue was generated from its business operation in China.

	For the Year Ended March 31, 2023
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$10,508,873	$183,740	$10,692,613
Cost of revenue and related tax	4,904,801	100,909	5,005,710
Gross profit	$5,604,072	$82,831	$5,686,903
Depreciation and amortization	$173,214	$3,029	$176,243
Total capital expenditures	$37,237	$-	$37,237

	For the Year Ended March 31, 2022
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$11,169,172	$305,176	$11,474,348
Cost of revenue and related tax	5,833,319	180,412	6,013,731
Gross profit	$5,335,853	$124,764	$5,460,617
Depreciation and amortization	$173,952	$5,255	$179,207
Total capital expenditures	$34,996	$-	$34,996

	For the Year Ended March 31, 2021
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$8,258,449	$257,112	$8,515,561
Cost of revenue and related tax	3,692,683	304,415	3,997,098
Gross profit	$4,565,766	$(47,303)	$4,518,463
Depreciation and amortization	$189,407	$5,832	$195,239
Total capital expenditures	$72,984	$1,252	$74,236

	As of March 31, 2023	As of March 31, 2022
Total assets:
Online Education Service	$17,091,176	$17,277,372
Technological Development and Operation Service	447,016	726,534
Total Assets	$17,538,192	$18,003,906